Fair Value Measurements (Details) - Mountain Lake Acquisition Corp. - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cash [Member]
Fair Value Measurements [Line Items]
Assets held in trust account	$ 346	$ 1,121	$ 593
U.S. Treasury securities [Member]
Fair Value Measurements [Line Items]
Assets held in trust account	$ 243,343,813	$ 241,229,451	$ 231,643,260